Financial Instruments - Summary of Financial Assets and Liabilities (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Share Capital [Line Items]
Other financial liabilities	$ 376	$ 434
Current lease liabilities	83	69
Non-current lease liabilities	223	253
Share Repurchase Program [Member]
Disclosure Of Share Capital [Line Items]
Other financial liabilities	$ 200	$ 200